Goodwill and Intangible Assets - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018 CAD ($) Multiple	Dec. 31, 2017 CAD ($) Multiple
Disclosure of detailed information about intangible assets [Line Items]
Impairment loss recognised in profit or loss good will | $	$ 0	$ 0
Canada [member]
Disclosure of detailed information about intangible assets [Line Items]
Tax rate applied to cash flow projections	30.80%	30.80%
U.S. [member]
Disclosure of detailed information about intangible assets [Line Items]
Tax rate applied to cash flow projections	26.80%	26.80%
Japan [Member]
Disclosure of detailed information about intangible assets [Line Items]
Tax rate applied to cash flow projections	21.00%	35.00%
Bottom of range [Member]
Disclosure of detailed information about intangible assets [Line Items]
Price-to-earnings multiples	9.0	10.6
Growth rate used to extrapolate cash flow projections	0.00%	(5.00%)
After-tax discount rate applied to cash flow projections	7.50%	9.20%
Pre-tax discount rate applied to cash flow projections	10.20%	11.30%
Top of range [Member]
Disclosure of detailed information about intangible assets [Line Items]
Price-to-earnings multiples	11.7	14.8
Growth rate used to extrapolate cash flow projections	17.00%	17.00%
After-tax discount rate applied to cash flow projections	14.20%	14.20%
Pre-tax discount rate applied to cash flow projections	20.40%	20.40%